Intangibles (Net of Amortization) and Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Information Related To Intangible Assets

	December 31,
	2012		2011
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizing intangible assets
Formulas and technology	$91,662	$74,762	$91,552	$69,387
Contracts	9,593	6,734	9,593	5,352
Customer bases	7,021	2,400	7,050	1,855
Trademarks and trade names	1,586	426	1,609	295
Goodwill	5,002		5,132
	$114,864	$84,322	$114,936	$76,889
Aggregate amortization expense		$7,433		$8,604

Schedule Of Estimated Annual Amortization Expense Related To Intangible Assets	Estimated annual amortization expense related to our intangible assets for the next five years is expected to be (in thousands):

2013	$7,108
2014	6,163
2015	5,790
2016	1,908
2017	746